Summary of Significant Accounting Policies - Fair Value, Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment
Property and Equipment, net
Useful life	3 years
Software
Property and Equipment, net
Useful life	5 years
Furniture and fixtures
Property and Equipment, net
Useful life	3 years
Manufacturing equipment
Property and Equipment, net
Useful life	10 years